Federated Hermes Corporate Bond Strategy Portfolio
Portfolio of Investments
March 31, 2021 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—93.9%
		Basic Industry - Chemicals—0.8%
$ 90,000		Albemarle Corp., 4.150%, 12/1/2024	$98,992
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	104,110
110,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	107,654
300,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	291,039
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	225,381
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	344,892
		TOTAL	1,172,068
		Basic Industry - Metals & Mining—0.8%
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	282,587
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	41,470
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	240,021
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	345,027
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	186,442
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	118,227
		TOTAL	1,213,774
		Basic Industry - Paper—0.4%
150,000	[1]	International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	162,054
300,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	351,906
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	140,612
		TOTAL	654,572
		Capital Goods - Aerospace & Defense—5.1%
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	253,393
500,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	456,791
360,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	359,129
300,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	304,924
995,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	992,997
745,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	717,560
500,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	535,346
175,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	214,543
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	374,407
100,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	103,313
170,000		Hexcel Corp., Sr. Unsecd. Note, 4.200%, 2/15/2027	177,995
740,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	799,545
125,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	135,781
350,000		Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	389,658
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	676,114
350,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	387,818
136,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.928% (3-month USLIBOR +1.735%), 2/15/2042	107,780
370,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	359,096
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	54,216
		TOTAL	7,400,406
		Capital Goods - Building Materials—1.0%
100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	105,158
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	132,737
220,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	235,583

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—continued
$ 235,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	$235,335
115,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	116,179
500,000	Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	491,875
170,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	194,865
	TOTAL	1,511,732
	Capital Goods - Construction Machinery—0.4%
480,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	531,546
	Capital Goods - Diversified Manufacturing—2.3%
900,000	General Electric Co., Sr. Unsecd. Note, 3.375%, 3/11/2024	969,147
400,000	General Electric Co., Sr. Unsecd. Note, 4.250%, 5/1/2040	439,620
815,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	802,438
155,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	156,295
110,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	114,678
60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	66,296
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	276,294
160,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	169,431
285,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	280,011
	TOTAL	3,274,210
	Capital Goods - Packaging—0.6%
180,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	195,848
80,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	87,159
220,000	Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	272,034
120,000	WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	126,429
150,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	166,376
	TOTAL	847,846
	Communications - Cable & Satellite—1.8%
440,000	CCO Safari II LLC, 6.484%, 10/23/2045	574,056
380,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	442,079
250,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	229,634
165,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	158,700
600,000	Charter Communications, Inc., 4.200%, 3/15/2028	661,761
165,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	178,199
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	356,200
	TOTAL	2,600,629
	Communications - Media & Entertainment—2.7%
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	552,711
135,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	155,545
375,000	Fox Corp, Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	479,168
250,000	Grupo Televisa S.A., 6.625%, 3/18/2025	296,642
250,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	275,842
495,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	482,130
300,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	297,125
200,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	217,538
200,000	ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	216,945
200,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	232,023
475,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	560,856
190,000	ViacomCBS Inc., Sr. Unsecd. Note, Series WI, 3.700%, 6/1/2028	205,820
	TOTAL	3,972,345

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—4.0%
$ 300,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	$285,951
300,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	276,295
250,000		American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	272,571
100,000		American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	112,802
200,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	223,253
280,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	324,331
300,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	288,720
400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	450,758
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	244,979
300,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	319,446
600,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	651,966
415,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	466,518
550,000		T-Mobile USA, Inc., Sr. Sub. Note, 144A, 3.000%, 2/15/2041	511,514
230,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	257,324
350,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	386,256
580,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	725,812
		TOTAL	5,798,496
		Communications - Telecom Wirelines—8.2%
400,000		AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	400,912
400,000		AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	400,049
300,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	296,569
1,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	968,933
255,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	244,319
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	566,148
400,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	502,528
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	335,856
877,000		AT&T, Inc., Sr. Unsecd. Note, 144A, 2.550%, 12/1/2033	833,505
350,000		AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	349,056
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	563,296
545,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	650,715
180,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	210,788
240,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	293,682
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	55,548
680,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	680,379
1,785,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	1,814,682
30,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	32,343
390,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	428,411
750,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	850,151
210,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	244,181
534,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	636,897
500,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 144A, 1.680%, 10/30/2030	464,679
		TOTAL	11,823,627
		Consumer Cyclical - Automotive—2.8%
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	253,752
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.350%, 11/1/2022	255,390
200,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	218,280
455,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	523,187
110,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	148,685
50,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	51,011
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	430,671

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	$275,056
300,000	General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	322,099
235,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	241,380
380,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	381,717
470,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	508,935
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	204,395
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	217,547
	TOTAL	4,032,105
	Consumer Cyclical - Retailers—4.6%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	147,964
675,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	734,860
600,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	610,044
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	144,377
430,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	496,367
55,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	58,940
345,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	382,360
400,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	425,196
50,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	55,299
880,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,082,027
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	637,549
300,000	Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	336,425
310,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	346,587
450,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	477,907
610,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	564,858
160,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	180,206
	TOTAL	6,680,966
	Consumer Cyclical - Services—1.2%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	190,956
235,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	274,043
350,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	370,928
350,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 2.950%, 3/15/2031	345,500
450,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	520,612
	TOTAL	1,702,039
	Consumer Non-Cyclical - Food/Beverage—7.6%
500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	550,095
1,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,197,250
100,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	116,385
300,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.350%, 6/1/2040	340,070
500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	562,500
350,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	397,785
500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	584,652
125,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	129,958
710,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	684,793
250,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	317,750
135,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	131,862
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	227,793
445,000	General Mills, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/1/2051	417,251
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	216,364
300,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	309,064
150,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	177,320

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 250,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	$260,567
220,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	246,976
250,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	313,889
750,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	785,821
190,000	McCormick & Co., Inc., Sr. Unsecd. Note, 1.850%, 2/15/2031	178,867
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	271,370
140,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	141,090
150,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	149,455
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	331,209
350,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	345,944
300,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	326,065
400,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	452,484
200,000	Tyson Foods, Inc., 3.950%, 8/15/2024	218,570
585,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	639,583
	TOTAL	11,022,782
	Consumer Non-Cyclical - Health Care—1.7%
90,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	92,999
350,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	351,382
220,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	228,481
55,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	60,107
300,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	358,682
204,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	243,617
295,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	261,521
125,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	130,846
40,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	41,450
550,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	581,189
85,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	94,456
	TOTAL	2,444,730
	Consumer Non-Cyclical - Pharmaceuticals—3.8%
955,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	1,016,651
750,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	756,365
300,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	306,648
500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	561,572
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	344,935
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	359,840
600,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	552,033
790,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.750%, 9/2/2027	767,854
375,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	361,715
500,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	484,629
	TOTAL	5,512,242
	Consumer Non-Cyclical - Supermarkets—0.5%
300,000	Kroger Co., Bond, 6.900%, 4/15/2038	417,087
250,000	Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	270,846
	TOTAL	687,933
	Consumer Non-Cyclical - Tobacco—1.8%
250,000	Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	242,951
200,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	229,950
500,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	623,938
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	532,553
200,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	201,683

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$ 300,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	$354,345
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	389,295
		TOTAL	2,574,715
		Energy - Independent—1.9%
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	253,051
590,000	[1]	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	631,776
390,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	424,903
175,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	193,876
500,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	536,261
200,000	[1]	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	220,340
500,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	473,120
		TOTAL	2,733,327
		Energy - Integrated—1.2%
250,000		Husky Energy, Inc., 4.000%, 4/15/2024	267,051
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	256,544
100,000		Petro-Canada, Bond, 5.350%, 7/15/2033	117,660
130,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	136,062
470,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	491,208
500,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	487,392
		TOTAL	1,755,917
		Energy - Midstream—6.3%
130,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	130,167
400,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	442,760
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	112,071
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	123,813
50,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	51,962
65,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	66,910
725,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	751,558
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	655,318
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	264,787
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	288,354
550,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	542,444
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	213,122
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	577,318
400,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	441,007
495,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	629,150
300,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	339,866
300,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	335,815
350,000		MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	343,408
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	438,833
200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	213,789
80,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	90,062
500,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	524,544
290,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	314,996
200,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	205,086
290,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	314,353
650,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	722,046
		TOTAL	9,133,539
		Energy - Refining—1.5%
200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	216,297

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Refining—continued
$ 225,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	$250,097
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	199,660
245,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	242,492
565,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	668,727
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	151,011
400,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	450,504
	TOTAL	2,178,788
	Financial Institution - Banking—5.6%
410,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	442,165
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	219,457
300,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	333,875
800,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	876,710
500,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	549,308
255,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	275,845
480,000	Citigroup, Inc., 4.125%, 7/25/2028	531,518
250,000	Citigroup, Inc., 5.500%, 9/13/2025	290,058
750,000	Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	817,898
580,000	Citizens Financial Group, Inc., Sub., 144A, 2.638%, 9/30/2032	556,712
200,000	Comerica, Inc., 3.800%, 7/22/2026	220,422
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	218,639
120,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	129,357
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	226,268
245,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	250,002
900,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	1,005,210
450,000	Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	517,720
175,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	187,190
250,000	Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	252,184
200,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	216,794
	TOTAL	8,117,332
	Financial Institution - Broker/Asset Mgr/Exchange—0.9%
575,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	564,647
200,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	233,056
300,000	Stifel Financial Corp., 4.250%, 7/18/2024	332,318
200,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	216,385
	TOTAL	1,346,406
	Financial Institution - Finance Companies—1.4%
500,000	Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	571,928
575,000	GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	651,472
650,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	744,915
	TOTAL	1,968,315
	Financial Institution - Insurance - Health—0.8%
271,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	289,913
500,000	CIGNA Corp., Sr. Unsecd. Note, 4.125%, 11/15/2025	557,845
250,000	CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	306,960
	TOTAL	1,154,718
	Financial Institution - Insurance - Life—1.4%
300,000	American International Group, Inc., 4.500%, 7/16/2044	340,418
255,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	279,220
400,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	447,602
75,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	114,714

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 110,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	$158,513
400,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	414,926
100,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	167,625
50,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	69,313
	TOTAL	1,992,331
	Financial Institution - Insurance - P&C—0.8%
500,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	552,014
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	164,583
13,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	14,045
412,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	478,345
	TOTAL	1,208,987
	Financial Institution - REIT - Apartment—0.8%
160,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	177,712
150,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	162,423
160,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	147,319
100,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	103,891
80,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	80,654
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	214,406
250,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	232,628
	TOTAL	1,119,033
	Financial Institution - REIT - Healthcare—1.0%
375,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	349,627
245,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	253,211
300,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	321,179
500,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	553,300
	TOTAL	1,477,317
	Financial Institution - REIT - Office—0.7%
65,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	59,191
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	100,444
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	111,276
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	295,661
500,000	Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	505,244
	TOTAL	1,071,816
	Financial Institution - REIT - Other—0.6%
160,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	184,069
240,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	230,133
175,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	188,453
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	330,160
	TOTAL	932,815
	Financial Institution - REIT - Retail—1.1%
140,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	147,991
80,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	83,361
290,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	319,293
300,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	321,362
170,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	186,037
460,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	474,337
45,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	47,218
	TOTAL	1,579,599
	Technology—6.6%
1,380,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	1,511,050

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 200,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	$216,125
450,000	Broadcom, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2026	499,689
300,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.600%, 2/15/2033	279,742
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	67,053
250,000	Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	271,550
1,000,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 5.300%, 10/1/2029	1,170,559
205,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	216,757
250,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	267,726
100,000	Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	101,169
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	224,733
135,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	132,902
375,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	405,041
285,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	306,538
100,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	103,489
70,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	79,836
450,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	502,625
155,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	175,704
450,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	495,858
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	229,074
350,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	356,825
1,000,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	1,013,340
160,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	183,691
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	91,540
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	166,799
220,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	230,767
335,000	Vontier Corp., Sr. Unsecd. Note, 144A, 1.800%, 4/1/2026	334,089
	TOTAL	9,634,271
	Technology Services—0.2%
150,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	146,831
160,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	157,620
	TOTAL	304,451
	Transportation - Airlines—0.6%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	151,203
100,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	115,058
495,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	563,631
	TOTAL	829,892
	Transportation - Railroads—0.7%
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	101,643
200,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.450%, 3/15/2023	213,103
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	138,716
305,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	318,187
200,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	235,991
	TOTAL	1,007,640
	Transportation - Services—1.3%
330,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	428,000
550,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	600,387
400,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	436,981
220,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	234,091
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	209,958
	TOTAL	1,909,417

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—4.9%
$ 130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	$142,045
80,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	87,377
95,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	98,239
200,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	287,420
170,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	167,356
195,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	207,804
130,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	147,233
120,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	119,664
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	251,302
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	482,734
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	324,163
740,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	827,396
290,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	328,587
200,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	234,091
100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	109,376
95,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	114,175
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	190,122
242,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	257,915
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	313,206
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	219,796
300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	316,441
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	112,419
250,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	266,779
200,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	216,145
1,175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	1,242,856
	TOTAL	7,064,641
	Utility - Natural Gas—1.4%
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	353,740
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	94,638
300,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	312,178
195,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	188,017
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	138,204
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	228,760
200,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	215,075
250,000	Sempra Energy, Sr. Unsecd. Note, 4.000%, 2/1/2048	263,744
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	286,755
	TOTAL	2,081,111
	Utility - Natural Gas Distributor—0.1%
110,000	The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	101,880
	TOTAL CORPORATE BONDS (IDENTIFIED COST $128,190,766)	136,162,306
	FOREIGN GOVERNMENTS/AGENCIES—3.7%
	Sovereign—3.7%
400,000	Colombia, Government of, Sr. Unsecd. Note, 3.000%, 1/30/2030	391,748
450,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	481,648
855,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	932,600
700,000	Mexico, Government of, 3.750%, 1/11/2028	748,496
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	210,806
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	263,476
800,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	806,712

Principal Amount or Shares		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 700,000	Mexico, Government of, Sr. Unsecd. Note, 3.600%, 1/30/2025	$762,587
300,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	303,969
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	277,185
190,000	Peru, Government of, 6.550%, 3/14/2037	256,500
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $5,147,658)	5,435,727
	REPURCHASE AGREEMENT—1.6%
2,307,000	Interest in $2,065,000,000 joint repurchase agreement 0.01%, dated 3/31/2021 under which Bank of America, N.A. will repurchase a security provided as collateral for $2,065,000,574 on 4/1/2021. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 7/20/2050 and the market value of that underlying security was $2,106,300,586. (IDENTIFIED COST $2,307,000)	2,307,000
	INVESTMENT COMPANY—0.3%
447,057	Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[3] (IDENTIFIED COST $447,057)	447,057
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $136,092,481)	144,352,090
	OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	684,494
	TOTAL NET ASSETS—100%	$145,036,584
At March 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[5]United States Treasury Notes 2-Year Long Futures	66	$14,567,953	June 2021	$(14,029)
Short Futures:
[5]United States Treasury Notes 10-Year Short Futures	70	$9,165,625	June 2021	$225,236
[5]United States Treasury Notes 10-Year Ultra Short Futures	10	$1,436,875	June 2021	$3,102
[5]United States Treasury Ultra Bond Short Futures	8	$1,449,750	June 2021	$18,043
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$232,352
The average notional value of long and short futures contracts held by the Fund throughout the period was $15,052,942 and $9,561,055, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2020	$700,235
Purchases at Cost	$1,648,613
Proceeds from Sales	$(1,901,791)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 3/31/2021	$447,057
Shares Held as of 3/31/2021	447,057
Dividend Income	$14

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$434,543	$447,057

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$136,162,306	$—	$136,162,306
Foreign Governments/Agencies	—	5,435,727	—	5,435,727
Repurchase Agreement	—	2,307,000	—	2,307,000
Investment Company	447,057	—	—	447,057
TOTAL SECURITIES	$447,057	$143,905,033	$—	$144,352,090
Other Financial Instruments:[1]
Assets	$246,381	$—	$—	$246,381
Liabilities	(14,029)	—	—	(14,029)
TOTAL OTHER FINANCIAL INSTRUMENTS	$232,352	$—	$—	$232,352

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust